UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2016

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2016

(Unaudited)

The total net of fees return of the LSV U.S. Managed Volatility Fund, the benchmark S&P 500 Index and the MSCI USA Minimum Volatility Index for the trailing periods ended April 30, 2016 were as follows:

	6 Months Ended 4/30/16	1 Year Ended 4/30/16*	Since Inception*
LSV U.S. Managed Volatility Fund, Institutional Class Shares	4.93%	4.06%	7.40%
Benchmark:
S&P 500 Index	0.44	1.21	5.05
Volatility Index:
MSCI USA Minimum Volatility Index	5.09	8.31	10.72

* As of 4/30/16; periods longer than one year are annualized; inception date is 6/26/14; net of fees.

Fund Performance as of 3/31/16: 4.54% (1 Year) and 7.81% (Since Inception). The gross expense ratio is 1.19%. The net expense ratio is 0.55%. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2017. In the absence of such fee waivers, total return would be reduced.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. large-cap stocks as represented by the S&P 500 Index were up 0.44% during the trailing 6-month period. Value stocks performed even better as the Russell 1000 Value Index was up 1.92%. It was a wild ride as the S&P 500 Index was down more than 10% during the first six weeks of 2016 as sluggish economic news and lower corporate earnings guidance pushed share prices down. Then in mid-February, the market had an abrupt turn the other way and gained back all of its prior losses by the end of April. There did not seem to be any major catalyst for the change in sentiment other than policy makers indicating that additional rate hikes would be less likely going forward and that seemed to fuel a ‘risk on’ attitude as share prices recovered quickly on a global basis.

Stock selection in the Fund was quite strong during the trailing 6-month period with holdings performing particularly well in the Financials, Health Care and Utilities sectors. Overweight exposure to Utilities and Telecom sectors contributed positively as did an underweight to the Technology sector. Relative to the weight in the S&P 500 Index, the Fund is overweight to Utilities and Telecommunications and underweight to Financials and Consumer Discretionary.

The objective of the LSV U.S. Managed Volatility Fund is to outperform the S&P 500 Index with a target volatility ratio of 0.80. The Fund holds less risky stocks with high expected returns based on LSV’s alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

In the short period since the Fund’s inception since June 26, 2014, low volatility equity strategies have performed well relative to the broad market indices and are now trading at premiums relative to the market and their history. However, given LSV’s emphasis on attractive valuations, the LSV U.S. Managed Volatility Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering 25% less volatility than the market. The Fund’s is currently trading at 14.4x forward earnings compared to 17.5x for the S&P 500, 2.1x book value compared to 2.8x for the benchmark and 9.5x cash flow compared to 13.1x for the S&P 500.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principle.

Volatility Ratio is a technical indicator use to identify price ranges and breakouts. The volatility ratio uses a true price range to determine a stock’s true trading range and is able to identify situations where the price has moved out of this true range.

Alpha refers to a percentage measuring how the portfolio of fund performed compared to the benchmark index.

Beta is a measure of the volatility of a security or a portfolio in comparison to the market as a whole.

Standard Deviation measures the return in a fund is deviating from the expected returns based on its historical performance.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) , with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the US large and mid-cap equity universe.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2016	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV U.S. Managed Volatility Fund	Shares	Value (000)

Common Stock (98.9%)
Aerospace & Defense (4.3%)
Boeing	2,300	$310
Northrop Grumman	1,900	392
Raytheon	2,300	291
United Technologies	2,300	240

		1,233

Agricultural Operations (0.6%)
Archer-Daniels-Midland	4,600	184

Agricultural Products (1.2%)
Bunge	3,100	194
Fresh Del Monte Produce	3,200	138

		332

Air Freight & Logistics (0.5%)
FedEx	800	132

Aircraft (0.3%)
Lockheed Martin	400	93

Automotive (0.3%)
Toyota Motor ADR	900	92

Automotive Retail (0.8%)
AutoZone*	300	230

Banks (6.5%)
Bank of Montreal	4,600	300
Bank of Nova Scotia	4,100	215
Canadian Imperial Bank of Commerce	3,500	283
CIT Group	3,100	107
National Bank of Canada	4,700	168
PNC Financial Services Group	1,500	131
Royal Bank of Canada	2,300	143
Toronto-Dominion Bank	7,700	343
Wells Fargo	3,600	180

		1,870

Biotechnology (1.2%)
Amgen	1,000	158

	Shares	Value (000)

Biotechnology (continued)
Baxalta	4,300	$180

		338

Cable & Satellite (0.5%)
Cogeco Communications	3,200	159

Catalog Retail (0.3%)
HSN	1,900	101

Commercial Services (1.5%)
Convergys	6,000	159
Western Union	13,000	260

		419

Computers & Peripherals (0.5%)
Canon ADR	5,700	159

Computers & Services (2.3%)
Apple	2,400	225
Oracle	4,600	184
Symantec	16,000	266

		675

Drug Retail (0.9%)
CVS Health	2,600	261

Electrical Services (12.0%)
Ameren	3,000	144
American Electric Power	4,400	279
Avista	3,800	152
Consolidated Edison	3,900	291
Edison International	3,200	226
Empire District Electric	5,700	192
Entergy	4,600	346
Exelon	8,400	295
FirstEnergy	6,300	205
Portland General Electric	3,700	147
PPL	5,400	203
Public Service Enterprise Group	8,400	388
SCANA	4,300	295
Westar Energy, Cl A	2,800	145
Xcel Energy	3,700	148

		3,456

Engineering (0.2%)
Magna International	1,600	67

Environmental & Facilities Services (1.3%)
Republic Services, Cl A	8,000	377

Fertilizers & Agricultural Chemicals (0.3%)
Mosaic	3,200	90

Food, Beverage & Tobacco (4.8%)
Altria Group	6,500	408
ConAgra Foods	5,100	227
Dr Pepper Snapple Group	2,900	264
Sanderson Farms	1,800	165
Tyson Foods, Cl A	4,700	309

		1,373

General Merchandise Stores (3.0%)
Canadian Tire, Cl A	2,800	305

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)

General Merchandise Stores (continued)
Target	7,000	$556

		861

Health Care Distributors (0.5%)
Cardinal Health	2,000	157

Health Care REIT’s (0.8%)
Welltower	3,200	222

Health Care Services (1.9%)
Express Scripts Holding*	3,100	229
Quest Diagnostics	4,100	308

		537

Home Improvement Retail (1.0%)
RONA	15,000	285

Homefurnishing Retail (0.6%)
Bed Bath & Beyond*	3,500	165

Insurance (9.1%)
Aetna	2,700	303
Allied World Assurance Holdings	5,700	203
Allstate	3,100	202
American Financial Group	2,700	187
Anthem	2,300	324
Axis Capital Holdings	3,800	202
Progressive	6,700	218
Travelers	4,600	505
UnitedHealth Group	2,500	329
WR Berkley	2,800	157

		2,630

IT Consulting & Other Services (2.9%)
Amdocs	7,400	418
International Business Machines	2,800	409

		827

Leasing & Renting (0.4%)
Kaman	3,000	126

Machinery (1.0%)
Deere	3,400	286

Media (0.9%)
Shaw Communications, Cl B	14,100	261

Mortgage REIT’s (3.7%)
Annaly Capital Management	30,800	321
Blackstone Mortgage Trust, Cl A	5,700	157
Capstead Mortgage	8,500	82
MFA Financial	37,000	256
Starwood Property Trust	12,300	238

		1,054

Multimedia (0.3%)
Viacom, Cl B	2,000	82

Office REIT’s (0.7%)
Piedmont Office Realty Trust, Cl A	10,600	211

	Shares	Value (000)

Paper Packaging (1.4%)
Bemis	3,200	$160
Sonoco Products	4,900	230

		390

Petroleum & Fuel Products (1.1%)
Exxon Mobil	3,700	327

Pharmaceuticals (8.7%)
GlaxoSmithKline ADR	4,300	185
Johnson & Johnson	7,600	852
Merck	11,100	609
Pfizer	20,100	657
Teva Pharmaceutical Industries ADR	3,700	201

		2,504

Reinsurance (2.6%)
Everest Re Group	1,800	333
RenaissanceRe Holdings	1,100	122
Validus Holdings	6,500	300

		755

Residential REIT’s (0.6%)
Mid-America Apartment Communities	1,800	172

Retail (4.9%)
Kohl’s	5,000	221
Kroger	8,700	308
Metro, Cl A	3,500	117
North West	7,300	163
Sally Beauty Holdings*	1,100	35
Wal-Mart Stores	8,600	575

		1,419

Semi-Conductors/Instruments (1.3%)
Intel	12,100	366

Steel & Steel Works (0.6%)
Kaiser Aluminum	1,900	180

Telephones & Telecommunications (8.6%)
AT&T	14,600	567
BCE	5,700	267
Cisco Systems	12,500	344
Motorola Solutions	600	45
Nippon Telegraph & Telephone ADR	9,300	414
QUALCOMM	5,100	258
Verizon Communications	11,600	591

		2,486

Wireless Telecommunication Services (2.0%)
China Mobile ADR	3,800	219
Rogers Communications, Cl B	3,700	144
SK Telecom ADR	10,300	206

		569

Total Common Stock
(Cost $27,153)		28,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund	Face Amount (000)	Value (000)

Repurchase Agreement (0.5%)
Morgan Stanley 0.150%, dated 04/29/16, to be repurchased on 05/02/16, repurchase price $141 (collateralized by various US Treasury Notes, par values ranging from $1 - $71, 2.125% - 2.750%, 12/31/22 - 05/15/24; with total market value of $144)	$141	$141

Total Repurchase Agreement
(Cost $141)		141

Total Investments — 99.4%
(Cost $27,294)		$28,654

Percentages are based on Net Assets of $28,814 (000).

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

REIT	Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,513	$—	$—	$28,513
Repurchase Agreement	—	141	—	141
Total Investments in Securities	$28,513	$141	$—	$28,654

For the six-month period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2016	(Unaudited)

	LSV U.S. Managed Volatility Fund
Assets:
Investments, at Value (Cost $27,294)	$28,654
Receivable for Investment Securities Sold	171
Foreign Currency, at Value (Cost $49)	52
Dividend Receivable	30
Reclaim Receivable	2
Prepaid Expenses	20
Total Assets	28,929
Liabilities:
Payable for Investment Securities Purchased	102
Payable due to Investment Adviser	2
Payable due to Administrator	2
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	9
Total Liabilities	115
Net Assets	$28,814

Net Assets Consist of:
Paid-in Capital	$27,189
Undistributed Net Investment Income	228
Accumulated Net Realized Gain on Investments	34
Net Unrealized Appreciation on Investments	1,360
Net Unrealized Appreciation on Foreign Currency Translation	3
Net Assets	$28,814

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($28,704 ÷ 2,591,432 shares)(1)	$11.08

Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($110 ÷ 9,984 shares)(1)	$11.06	*

(1)	Shares have not been rounded.

*	Net Assets divided by shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2016	(Unaudited)

LSV U.S. Managed Volatility Fund
Investment Income:
Dividend Income	$462
Interest Income	—
Foreign Taxes Withheld	(11)
Total Investment Income	451
Expenses:
Investment Advisory Fees	60
Administration Fees	9
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees — Investor Class	—
Transfer Agent Fees	27
Registration and Filing Fees	13
Custodian Fees	7
Printing Fees	5
Professional Fees	2
Insurance and Other Fees	1
Total Expenses	124
Less: Waiver of Investment Advisory Fees	(51)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	73
Net Investment Income	378
Net Realized Gain on Investments	34
Net Change in Unrealized Appreciation (Depreciation) on Investments	896
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	3
Net Realized and Unrealized Gain on Investments	933
Net Increase in Net Assets Resulting from Operations	$1,311

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV U.S. Managed Volatility Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Operations:
Net Investment Income	$378	$404
Net Realized Gain on Investments	34	157
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	899	385
Net Increase in Net Assets Resulting from Operations	1,311	946
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(469)	(91)
Investor Class Shares	(3)	(1)
Net Realized Gain:
Institutional Class Shares	(161)	(5)
Investor Class Shares	(1)	—
Total Dividends and Distributions	(634)	(97)
Capital Share Transactions:
Institutional Class Shares:
Issued	1,000	23,350
Reinvestment of Dividends and Distributions	630	97
Redeemed	—	—
Net Increase from Institutional Class Shares Transactions	1,630	23,447
Investor Class Shares:
Issued	59	216
Reinvestment of Dividends and Distributions	5	1
Redeemed	(155)	(49)
Net Increase (Decrease) from Investor Class Shares Transactions	(91)	168
Net Increase in Net Assets Derived from Capital Share Transactions	1,539	23,615
Total Increase in Net Assets	2,216	24,464
Net Assets:
Beginning of Period	26,598	2,134
End of Year or Period (including undistributed net investment income of $228 and $322, respectively)	$28,814	$26,598

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV U.S. Managed Volatility Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Share Transactions:
Institutional Class Shares:
Issued	93	2,229
Reinvestment of Dividends and Distributions	60	9
Redeemed	—	—
Total Institutional Class Shares Transactions	153	2,238
Investor Class Shares:
Issued	5	21
Reinvestment of Dividends and Distributions	—	—
Redeemed	(15)	(4)
Total Investor Class Shares Transactions	(10)	17
Net Increase in Shares Outstanding	143	2,255

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For the six months ended April 30, 2016 (Unaudited) and for the year or period ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV U.S. Managed Volatility Fund
Institutional Class Shares
2016*	$10.82	$0.15	$0.37	$0.52	$(0.19)	$(0.07)	$(0.26)	$11.08	4.93%	$28,704	0.55%	0.93%	2.84%	6%
2015	10.49	0.22	0.16	0.38	(0.05)	—	(0.05)	10.82	3.64	26,387	0.55	1.19	2.00	10
2014**	10.00	0.07	0.42	0.49	—	—	—	10.49	4.90	2,098	0.55	6.96	1.95	3
Investor Class Shares
2016*	$10.80	$0.13	$0.36	$0.49	$(0.16)	$(0.07)	$(0.23)	$11.06	4.68%	$110	0.80%	1.18%	2.40%	6%
2015	10.48	0.20	0.16	0.36	(0.04)	—	(0.04)	10.80	3.50	211	0.80	1.48	1.79	10
2014**	10.00	0.06	0.42	0.48	—	—	—	10.48	4.80	36	0.80	7.18	1.80	3

*	For the six months ended April 30, 2016. All ratios for the period have been annualized.

**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2016	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV U.S. Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value

Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2016, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining

Notes to Financial Statements April 30, 2016	(Unaudited)

fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trust (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and

Notes to Financial Statements April 30, 2016	(Unaudited)

registration fees, were amortized over twelve-months from inception of the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $9,128 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement. The Fund has adopted a distribution plan under Rule 12b-1 under the1940 Act for the Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for the Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2016, the Fund incurred $194 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2016, the Fund earned $3 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.45% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fees waivers and/or expense reimbursements to a maximum of 0.55% and 0.80% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2017.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2016, were as follows (000):

Purchases	$2,671
Sales	$1,486

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain loss or to paid-in-capital, as appropriate, in the period that the differences arise.

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$456
Capital Loss Carryforward	28
Unrealized Appreciation	464

Total Distributable Earnings	$948

Notes to Financial Statements April 30, 2016	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards under this new provision.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2016, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$27,294	$2,476	$(1,116)	$1,360

8.	Other:

At April 30, 2016, 88% of total shares outstanding for the Institutional Class Shares were held by two record shareholder owning 10% or greater of the aggregate total shares outstanding. At April 30, 2016, 90% of total shares outstanding for the Investor Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These were comprised of mostly individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs in dollars of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
LSV U.S. Managed Volatility Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,049.30	0.55%	$2.80
Investor Shares	1,000.00	1,046.80	0.80	4.07
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.13	0.55%	$2.77
Investor Shares	1,000.00	1,020.89	0.80	4.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the half year period ended).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Notes

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV US Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-008-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016